Investments in subsidiaries and associates - Associates (Details) shares in Millions	May 26, 2017 shares	Sep. 30, 2018 item
Investments in subsidiaries and associates
Number of associates material to the Group | item		0
Pendal Group Limited
Investments in subsidiaries and associates
Number of shares sold under investment in associates | shares	60
Holding percentage of available-for-sale securities	10.00%
Ownership in associate (as a percent)	29.00%